Liabilities related to business combinations and to non-controlling interests - Additional Information (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable	€ 709	€ 779	€ 714	€ 605
Commitments relating to contingent consideration in connection with business combinations	€ 133	604	689
MSD contingent consideration (European vaccines business)
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Increase in fair value of liability	1.00%
Fair value of contingent consideration payable	€ 127	204	269	312
Shire contingent consideration arising from the acquisition of Translate Bio
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Fair value of contingent consideration payable	€ 441	380	354	0
Shire contingent consideration
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Increase in fair value of liability	12.00%
Amunix
Disclosure Of Liabilities Related To Business Combinations And To Noncontrolling Interests [line items]
Increase in fair value of liability	1.00%
Fair value of contingent consideration payable	€ 137	€ 165	€ 0	€ 0